Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Ikena Oncology, Inc. (the “Company”) is a clinical stage targeted oncology company, focused on developing differentiated therapies for patients in need that target nodes of cancer growth, spread, and therapeutic resistance. The Company’s approach has been to target both cancer-driving targets and mechanisms of resistance to other therapies.
In August 2023, the Company acquired Pionyr Immunotherapeutics, Inc., a Delaware corporation (“Pionyr”) in accordance with the terms of the Agreement and Plan of Merger (the “Pionyr Merger Agreement”). Under the terms of the Pionyr Merger Agreement, at the closing of the acquisition, the Company acquired all of Pionyr’s assets (the “Acquisition”).
In May 2024, after a review of the Company’s business, programs, resources and capabilities, including anticipated costs and timelines, the Company announced the decision to conduct a comprehensive review of strategic alternatives. As part of the strategic review process, the Company explored potential strategic alternatives that included, without limitation, an acquisition, merger, business combination or other transactions, as well as strategic transactions related to its product candidates and related assets. The Company also sold certain intellectual property rights related to its preclinical AHR agonist in November 2024 (see Note 17). The Company has continued to divest and explore strategic alternatives related to data, technology and other intellectual property rights related to the Company’s historical business that were not in active development and which the Company does not consider material.
On December 23, 2024, following a comprehensive review of strategic alternatives, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Insight Merger Sub I (“Merger Sub I”) and Insight Merger Sub II (“Merger Sub II”), its direct, wholly owned subsidiaries and Inmagene Biopharmaceuticals (“Inmagene”), pursuant to which among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Inmagene, with Inmagene surviving as a direct, wholly owned subsidiary of the Company (the “Surviving Entity,” and such transaction, the “First Merger”) and immediately after the First Merger, the Surviving Entity will merge with and into Merger Sub II with Merger Sub II surviving as a direct, wholly owned subsidiary of the Company (such transaction, the “Second Merger,” and together with the First Merger, the “Merger”). Immediately prior to the effective time of the First Merger, the Company is expected to enter into a Contingent Value Rights Agreement with a rights agent pursuant to which the Company’s pre-Merger common stockholders will receive one contingent value right (each, a “CVR”) for each outstanding share of common stock held by such stockholder on such date. The Merger was unanimously approved by the board of directors of the Company, and the board of directors resolved to recommend approval of the Merger Agreement to the stockholders of the Company. The closing is subject to approval by the stockholders and Inmagene’s stockholders, as well as other customary closing conditions. If the Merger is completed, the business of Inmagene will continue as the business of the combined company.
Concurrently with the execution of the Merger Agreement, the Company also agreed to lend to Inmagene up to $22.5 million, of which $7.5 million was funded in December 2024 (see Note 14).
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger or any other strategic transaction will be successfully consummated. If the strategic review process is unsuccessful, the board of directors may decide to pursue a dissolution and liquidation. In addition, if the Company were to continue development efforts, the Company would be subject to a number of risks similar to other early-stage life science companies, including, but not limited to, successful development of its product candidates, raising additional capital with favorable terms, protection of proprietary technology and market acceptance of any approved future products. The successful development of product candidates requires substantial working capital, which may not be available to the Company on favorable terms or at all.
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Since inception, the Company has incurred operating losses, including a net loss of $49.2 million for the year ended December 31, 2024. As of December 31, 2024, the Company had an accumulated deficit of $331.6 million. As of the issuance date of these consolidated financial statements, the Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses, notes to Inmagene and capital expenditure requirements for at least the next 12 months from the issuance date of the consolidated financial statements.
The Company expects to continue to incur costs and expenditures in connection with the Merger. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction, including the Merger. The process of continuing to evaluate strategic alternatives and pursuing the Merger may be very costly, time-consuming and complex, and the Company has incurred, and may in the future incur, significant costs related to these processes, such as legal, accounting and advisory fees and expenses and other related charges. Should the Company continue to progress the development of product candidates, it will need to obtain substantial additional funding in connection with continuing operations, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts. There is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).